Note 17 - Intangible assets	6 Months Ended
Jun. 30, 2018
Intangible Assets and Goodwill Abstract
Intangible Assets Explanatory

Intangible assets

Goodwill

The breakdown of the balance under this heading in the accompanying consolidated balance sheets, according to the cash-generating units (CGUs), is as follows:

Breakdown by CGU and Changes during the first semester of 2018 (Millions of euros)
	Balance at the Beginning	Additions	Exchange Differences	Impairment	Other	Balanceat the End
The United States	4,837	-	139	-	-	4,976
Turkey	509	-	(76)	-	-	433
Mexico	493	-	17	-	-	510
Colombia	168	-	7	-	-	175
Chile	32	-	(1)	-	-	31
Other	23	-	-	-	-	23
Total	6,062	-	86	-	-	6,148

Breakdown by CGU and Changes during the year 2017 (Millions of euros)
	Balance at the Beginning	Additions	Exchange Differences	Impairment	Other	Balanceat the End
The United States	5,503	-	(666)	-	-	4,837
Turkey	624	-	(115)	-	-	509
Mexico	523	24	(44)	-	(10)	493
Colombia	191	-	(22)	-	-	168
Chile	68	-	(3)	-	(33)	32
Rest	28	-	(1)	(4)	-	23
Total	6,937	24	(851)	(4)	(43)	6,062

Impairment Test

As mentioned in Note 2.2.8 of the consolidated financial statements for the year 2017, the cash-generating units (CGUs) to which goodwill has been allocated are periodically tested for impairment by including the allocated goodwill in their carrying amount. This analysis is performed at least annually and whenever there is any indication of impairment.

Other intangible assets

The breakdown of the balance and changes of this heading in the accompanying consolidated balance sheets, according to the nature of the related items, is as follows:

Other intangible assets (Millions of euros)
	June 2018	December 2017
Computer software acquisition expenses	1,613	1,682
Other intangible assets with an infinite useful life	12	12
Other intangible assets with a definite useful life	600	708
Total	2,225	2,402